December 5, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Charlotte Funds (the "Trust")
File No. 333-177613

Commissioners:

Enclosed is the 23rd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A ("Amendment"), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to offer a new series of the Trust, Vanguard Total International Bond II Index Fund.

Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective on February 25, 2020. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at

(610)669-3973.

Sincerely,

Ross M. Oklewicz

Associate Counsel

The Vanguard Group, Inc.

cc:Lisa Larkin

U.S. Securities and Exchange Commission